UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Report to Stockholders.

Bushido Capital Long/Short Fund

Investor Class Shares – BCLSX

Semi-Annual Report

www.bushidofunds.com	March 31, 2015

Bushido Capital Long/Short Fund

Shareholder Letter May 15, 2015

Please see “The Fund” tab at www.bushidofunds.com for a detailed breakdown of the Fund’s portfolio, a complete list of holdings, and performance data.

PERFORMANCE:

Bushido Capital Partners views the Morningstar long/short equity category as the Fund’s primary benchmark. The following is a brief description of the primary drivers of performance from each of the main asset classes on both the long and short side during the quarter:

Long Equity

Positive performance in the long book of the portfolio was driven by our positions in Portugal (PGAL), Ross Stores (ROST), Russia (RSX) and Italy (EWI). Although strength in the U.S. dollar continued to act as a headwind for our international ETFs, the long awaited arrival of the European Central Bank’s quantitative easing program helped to pull European equity indices higher. Key to any sustained economic improvement above and beyond the false starts of the past several years may hinge on the implementation of structural reforms by local governments in these countries. Those that have started down the reform path, including Ireland, Spain, and Portugal, have shown improving Gross Domestic Product (GDP) growth, accelerating industrial production and increasing real estate prices.  As the countries we are invested in share the common trait of being, in our opinion, cheaply priced, small, yet consistent improvements in the macro economic backdrop may lead to a reawakening in their respective equity markets.

Noticeably absent from the somewhat improved European equity picture has been Greece, whose lack of reform progress has both angered its European Union (EU) partners as well as hindered any near term hope for an economic rebound. Accordingly, our investment in GREK (Greece ETF) was one of the Fund’s worst performers during the first quarter.  Other negative positions during the period included Brazil (EWZ & EWZS) the iShares MSCI Brazil Capped Fund and iShares MSCI Brazil Small-Cap Fund, and BAC (Bank of America). We remain long GREK, EWZ, EWZS and BAC.

Short Equity

The Fund’s returns from the short book of the portfolio during the quarter were led by KATE (Kate Spade), EXP (Eagle Materials), and RRC (Range Resources). All three of these short positions were closed for gains during the first two weeks of the year.

Negative performance from our short book came from our market hedge in IWM (iShares Russell 2000 ETF) as well as a position in JNS (Janus), which was closed at a loss. We plan on revisiting our Janus short in the future as we believe much of our original investment thesis on the name remains in place.

U.S. Equities

While lower oil prices have negatively impacted our holdings in Brazil, Russia and off-shore drillers, several of our portfolio companies may see a lagged benefit from a sustained decline in gasoline prices. As shown in the chart below, U.S. consumers are obtaining material savings at the pump relative to year ago levels, which could lead to improved household balance sheets and increased discretionary income, all else equal. We believe this may prove beneficial to our retail holdings that include ROSS, Nordstrom, AutoZone, and Bed Bath & Beyond. Importantly for AutoZone, the decline in gasoline prices has coincided with an increase in total miles driven to a new all-time high, finally eclipsing the previous record set more than seven years ago.

Bushido Capital Long/Short Fund

FAST

During the quarter the Fund initiated a position in Fastenal Co., a distributor of industrial and construction supplies that operates 2,637 stores and 14 distribution centers across the United States, Canada and Mexico. After trading up to a premium multiple in 2011, the stock has treaded water for more than three years despite improving operating margins and continued growth in EPS. Concern following a sales update at the beginning of the year allowed for what we thought was an attractive entry price as we looked passed the short term worries to focus on a business with continued strength in its long term prospects. Operating margins have expanded to 21% in 2014 from 17% in 2004, while returns on invested capital have consistently been in the 25%-27% range over the past several years1. The company displays qualitative strengths as well, with its distinct corporate culture which has continued to play an integral part in the company’s success since its founding in 1967.

Your commitment and trust are appreciated and we look forward to investing alongside you in the coming years.

Sincerely,

John H. Beatson
Bushido Capital Partners

Please see the following page for important disclosures.

__________

1	Source: FactSet, 4/08/15.

Bushido Capital Long/Short Fund

Disclosure

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. The Fund may engage in short sales of securities, which involves the risk that losses may exceed original amounts invested. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may also invest in emerging markets, which are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-cap companies tend to have limited liquidity and greater price volatility than large-cap companies. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The fund may also use options contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  Covered call writing may limit the upside of an underlying security.

Bushido Long/Short Fund is distributed by Quasar Distributors, LLC.

Top 10 Positions as of 3/31/15	Percent of Net Assets
IShares Russell 2000 ETF	-4.7%
SPDR S&P 500 ETF Trust	-4.7%
IShares MSCI Italy Capped ETF	4.2%
IShares MSCI Ireland Capped ETF	4.1%
Global X FTSE Portugal 20 ETF	4.0%
IShares MSCI Austria Capped ETF	4.0%
Kinder Morgan	3.8%
IShares MSCI Poland Capped ETF	3.6%
Global X FTSE Greece 20 ETF	3.3%
Fairfax Financial Hldgs LTDFFHCN 5.8 05/15/21	3.1%

Fund holdings are subject to change and are not recommendations to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

Current and future holdings are subject to risk.

Morningstar Long/Short Equity Category: the average performance of the 243 funds that currently comprise Morningstar’s Long/Short Equity Category.  One cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Return on Investment Capital (ROIC) is a measure of how effectively company use money (borrowed or owned) invested in its operations.

This commentary reflects the views of the portfolio manager through March 31, 2015. The manager’s views are subject to change as market and other conditions warrant.  No forecasts are guaranteed. This commentary is provided for informational purposes only and is not an endorsement of any security, mutual fund, sector or index.   Bushido Capital Partner, its affiliates, employees and clients may hold or trade the securities mentioned in this commentary.

For more information, call your financial professional or Bushido Long/Short Funds at 1-855-359-1515.

855.359.1515
www.Bushidofunds.com
Bushido Capital Long/Short Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor, P.O. Box 701
Milwaukee, WI 53201-0701

Bushido Capital Long/Short Fund

Value of $10,000 Investment (Unaudited)

This chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of March 31, 2015

	1 Year	Since Inception(1)
Investor Class (without sales load)	-7.01%	3.14%
Investor Class (with sales load)(2)	-11.45%	1.07%
70% S&P 500 Index 30% Barclay’s Government/Credit Index(3)	10.01%	14.06%
Morningstar Long/Short Equity Category Index(4)	3.31%	7.83%

(1)	October 31, 2012.
(2)	Return reflects a sales load of 4.75%.
(3)
The 70% S&P 500 Index 30% Barclay’s Government/Credit Index is a blended benchmark consisting of 70% of the S&P 500 Index and 30% of the Barclay’s Intermediate Government/Credit Index.  This Index cannot be invested in directly.

(4)	The Morningstar Long/Short Equity Category measures the average performance of the funds that currently comprise Morningstar’s Long/Short Equity category. This Index cannot be invested in directly.

Bushido Capital Long/Short Fund

Expense Example (Unaudited)
March 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (10/1/2014)	Value (3/31/2015)	(10/1/2014 to 3/31/2015)
Investor Class Actual(2)(3)	$1,000.00	$ 939.60	$11.36
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,013.46	$11.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 2.35%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2015 of -6.04%.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $8.95.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $9.30.

Bushido Capital Long/Short Fund

Asset Allocations (Unaudited)
as of March 31, 2015
(% of Gross Assets)

Top Ten Long Positions (Unaudited)
March 31, 2015
(% of net assets)

iShares MSCI Italy Capped Fund	4.2%
iShares MSCI Ireland Capped Fund	4.1%
Global X FTSE Portugal 20 Fund	4.0%
iShares MSCI Austria Capped Fund	4.0%
Kinder Morgan	3.8%
iShares MSCI Poland Capped Fund	3.6%
Global X FTSE Greece 20 Fund	3.3%
Fairfax Financial Holdings, 5.800%, 05/15/2021	3.1%
Jefferies Group, 3.875%, 11/09/2015	3.1%
Ross Stores	2.9%

Top Five Short Positions (Unaudited)
March 31, 2015
(% of net assets)

Euro	-18.5%
iShares Russell 2000 Fund	-4.7%
SPDR S&P 500 Fund	-4.7%
Polish Zloty	-3.6%
Target	-1.0%

Bushido Capital Long/Short Fund

Schedule of Investments (Unaudited)
March 31, 2015

Description	Shares	Value

COMMON STOCKS – 42.2%

Aerospace & Defense – 1.8%
Northrop Grumman	1,038	$167,077

Agriculture – 4.5%
Lorillard	2,295	149,978
Philip Morris International	1,445	108,852
Reynolds American	2,201	151,671
		410,501

Banks – 5.1%
Bank Of America	8,351	128,522
Goldman Sachs Group (a)	746	140,226
JPMorgan Chase (a)	2,323	140,727
Sberbank of Russia – ADR	12,370	54,057
		463,532

Distribution/Wholesale – 1.4%
Fastenal	3,003	124,429

Household Products & Wares – 1.0%
Tupperware Brands	1,324	91,382

Insurance – 6.9%
Allied World Assurance Company Holdings (a)	3,758	151,823
American International Group (a)	2,436	133,469
Assurant	1,593	97,826
Axis Capital Holdings	2,321	119,717
Everest Re Group	703	122,322
		625,157

Media – 2.3%
DIRECTV*	1,545	131,479
Viacom – Class B	1,189	81,209
		212,688

Metal Fabricate & Hardware – 1.3%
Precision Castparts	575	120,750

Oil & Gas – 0.9%
Noble	5,574	79,597

Pipelines – 3.8%
Kinder Morgan (a)	8,248	346,911

Real Estate – 1.3%
Annaly Capital Management – REIT	11,262	117,125

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Investments (Unaudited) – Continued
March 31, 2015

Description	Shares/Par	Value

COMMON STOCKS – 42.2% (Continued)

Retail – 7.5%
AutoZone*	236	$160,990
Bed Bath & Beyond*	1,197	91,900
Nordstrom (a)	2,061	165,539
Ross Stores (a)	2,552	268,879
		687,308

Software – 1.6%
Oracle	3,275	141,316

Transportation – 2.8%
CSX (a)	3,922	129,897
Expeditors International of Washington (a)	2,694	129,797
		259,694

Total Common Stocks
(Cost $3,240,788)		3,847,467

CORPORATE BONDS – 19.2%

Financial Services – 5.8%
Jefferies Group
3.875%, 11/09/2015	280,000	283,803
Leucadia National
8.125%, 09/15/2015	140,000	144,278
5.500%, 10/18/2023 (a)	100,000	103,513
		531,594

Homebuilders – 6.0%
MDC Holdings
5.625%, 02/01/2020 (a)	220,000	235,400
Ryland Group
6.625%, 05/01/2020 (a)	55,000	59,675
Toll Brothers Finance
8.910%, 10/15/2017	100,000	116,000
5.875%, 02/15/2022 (a)	125,000	137,813
		548,888

Insurance – 4.9%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	62,458
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	270,000	286,323

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Investments (Unaudited) – Continued
March 31, 2015

Description	Par	Value

CORPORATE BONDS – 19.2% (Continued)

Insurance – 4.9% (Continued)
Odyssey Re Holdings
6.875%, 05/01/2015	$100,000	$100,385
		449,166

Retail – 1.4%
Darden Restaurants
4.500%, 10/15/2021 (a)	120,000	123,160

Software – 1.1%
Moody’s
5.500%, 09/01/2020 (a)	90,000	102,895
Total Corporate Bonds
(Cost $1,709,150)		1,755,703

MUNICIPAL BONDS – 4.9%
Boulder Larimer & Weld Counties, Colorado, St. Vrain Valley School District
Series A
5.000%, 12/15/2017	50,000	51,685
Lee County Florida, School Board
Series A
5.000%, 08/01/2028	100,000	101,582
New York City, New York, Housing Development
Series A
5.000%, 07/01/2020	25,000	25,295
Scarborough, Maine
4.000%, 11/01/2017	50,000	51,120
Shelby County, Alabama
Series A
7.000%, 08/01/2015	20,000	20,444
Shelby County, Tennessee, Health Educational & Housing Facilities
5.250%, 08/01/2015	40,000	40,665
Utah Transit Authority
Series B
4.500%, 06/15/2030	50,000	51,510
4.500%, 06/15/2033	50,000	51,510
Washington State Economic Development Finance Authority
5.000%, 06/01/2034	30,000	30,955
5.000%, 06/01/2038	25,000	25,796
Total Municipal Bonds
(Cost $451,662)		450,562

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Investments (Unaudited) – Continued
March 31, 2015

Description	Shares	Value

EXCHANGE TRADED FUNDS – 30.9%
Global X FTSE Greece 20 Fund	27,530	$303,381
Global X FTSE Portugal 20 Fund	31,763	366,227
iShares MSCI Austria Capped Fund	22,862	360,534
iShares MSCI Brazil Capped Fund	5,439	170,621
iShares MSCI Brazil Small-Cap Fund	13,844	150,761
iShares MSCI Ireland Capped Fund	9,957	370,998
iShares MSCI Italy Capped Fund	26,011	384,963
iShares MSCI Poland Capped Fund	14,217	332,393
Market Vectors Russia Fund	10,901	185,426
Market Vectors Russia Small-Cap Fund	8,905	188,875
Total Exchange Traded Funds
(Cost $3,321,602)		2,814,179

SHORT-TERM INVESTMENT – 7.0%
Fidelity Institutional Government Portfolio – Class I,
0.01%^
(Cost $633,486)	633,486	633,486
Total Investments – 104.2%
(Cost $9,356,688)		9,501,397
Other Assets and Liabilities, Net – (4.2)%		(385,022)
Total Net Assets – 100.0%		$9,116,375

*	Non-income producing security.
(a)	All or a portion of this security is designated as collateral for securities sold short. As of March 31, 2015, the value of collateral was $2,470,225.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of March 31, 2015, the value of this investment was $286,323 or 3.1% of total net assets.

^	Variable rate security – The rate shown is the rate in effect as of March 31, 2015.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Securities Sold Short (Unaudited)
March 31, 2015

Description	Shares	Value

COMMON STOCK – 1.0%

Retail – 1.0%
Target
Total Common Stocks
(Proceeds $82,426)	1,130	$92,739

EXCHANGE TRADED FUNDS – 9.9%
iShares Russell 2000 Fund	3,472	431,743
PowerShares DB Commodity Index Tracking Fund*	2,667	45,526
SPDR S&P 500 Fund	2,061	425,452
Total Exchange Traded Funds
(Proceeds $876,083)		902,721
Total Securities Sold Short
(Proceeds $958,509)		$995,460

*	Non-income producing security.

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statement of Assets and Liabilities (Unaudited)
March 31, 2015

ASSETS:
Investments, at value (cost $9,356,688)	$9,501,397
Deposits at broker(1)	2,580,945
Receivable for adviser reimbursements	7,244
Receivable for investment securities sold	45,571
Prepaid expenses	6,035
Dividends and interest receivable	43,386
Total assets	12,184,578

LIABILITIES:
Foreign currency sold short, at value (proceeds $2,024,125)	2,019,774
Securities sold short, at value (proceeds $958,509)	995,460
Payable for fund administration & accounting fees	10,174
Payable for compliance fees	2,257
Payable for transfer agent fees & expenses	8,714
Payable for custody fees	5,482
Payable for trustee fees	3,541
Dividends payable on securities sold short	1,918
Accrued distribution & shareholder service fees	6,854
Accrued other fees	14,029
Total liabilities	3,068,203

NET ASSETS	$9,116,375

NET ASSETS CONSIST OF:
Paid-in capital	$9,513,077
Accumulated undistributed net investment loss	(16,828)
Accumulated undistributed net realized loss on investments	(491,983)
Net unrealized appreciation (depreciation) on:
Investments and translations of foreign currency	144,709
Securities and foreign currency sold short	(32,600)
Net Assets	$9,116,375

Net Assets	$9,116,375
Shares issued and outstanding(2)	867,804
Net asset value, redemption price and offering price per share(3)	$10.51
Maximum offering price per share ($10.51/0.9525)(4)	$11.03

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized.
(3)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(4)	Reflects a maximum sales charge of 4.75%.

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2015

INVESTMENT INCOME:
Dividend income	$84,005
Less: foreign taxes withheld	(214)
Interest income	29,084
Total investment income	112,875

EXPENSES:
Investment adviser fees (See Note 5)	55,718
Fund administration & accounting fees (See Note 5)	37,023
Transfer agent fees (See Note 5)	24,045
Dividends & broker interest on short positions	22,448
Distribution and/or shareholder service fees (See Note 6)	15,601
Custody fees (See Note 5)	13,265
Audit fees	8,869
Compliance fees (See Note 5)	6,930
Legal fees	5,733
Trustee fees	4,753
Federal and state registration fees	3,626
Other	2,989
Postage & printing fees	2,002
Total expenses before reimbursement/waiver (See Note 5)	203,002
Less: reimbursement/waiver from investment adviser	(98,106)
Net expenses	104,896

NET INVESTMENT INCOME	7,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments and translations of foreign currency	(443,481)
Securities and foreign currency sold short	21,917
Capital gain distribution from regulated investment company	888
Net change in unrealized depreciation on:
Investments and translations of foreign currency	(72,469)
Securities and foreign currency sold short	(78,562)
Net realized and unrealized loss on investments	(571,707)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(563,728)

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
OPERATIONS:
Net investment income	$7,979	$171
Net realized gain (loss) on transactions from:
Investments and translations of foreign currency	(443,481)	216,541
Options purchased	—	(83,728)
Securities and foreign currency sold short	21,917	25,454
Capital gain distribution from regulated investment company	888	—
Options written	—	2,409
Net change in unrealized appreciation (depreciation) on:
Investments and translations of foreign currency	(72,469)	(53,875)
Options purchased	—	70,245
Securities and foreign currency sold short	(78,562)	60,459
Options written	—	137
Net increase (decrease) in net assets resulting from operations	(563,728)	237,813

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,464,991	5,151,462
Proceeds from reinvestments of distributions	222,044	2,853
Payments for shares redeemed	(176,834)	(20,561)
Redemption fees	—	—
Net increase in net assets resulting from capital share transactions	1,510,201	5,133,754

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,807)	—
From net realized gains	(197,237)	(2,853)
Total distributions to shareholders	(222,044)	(2,853)

TOTAL INCREASE IN NET ASSETS	724,429	5,368,714

NET ASSETS:
Beginning of period	8,391,946	3,023,232
End of period, (including accumulated undistributed
net investment loss of $(16,828) and $0, respectively)	$9,116,375	$8,391,946

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Financial Highlights
For a Fund share outstanding throughout the period.

	For the Six
	Months Ended	For the	For the Period
	March 31, 2015	Year Ended	Inception through
	(Unaudited)	September 30, 2014	September 30, 2013(1)
PER SHARE DATA:
Net asset value, beginning of period	$11.46	$10.76	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	0.02	(0.04)
Net realized and unrealized
gain (loss) on investments	(0.70)	0.69	0.80
Total from investment operations	(0.69)	0.71	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—	—
Net realized gains	(0.23)	(0.01)	—
Total distributions	(0.26)	(0.01)	—

Paid-in capital from redemption fees	—	—	—
Net asset value, end of period	$10.51	$11.46	$10.76

TOTAL RETURN(2)(3)	(6.04)%	6.57%	7.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$9.1	$8.4	$3.0

Ratio of expenses to average net assets(4):
Before expense reimbursement/waiver	4.55%	5.53%	12.02%
After expense reimbursement/waiver	2.35%	2.33%	2.17%
Ratio of expenses excluding dividends & interest
on short positions to average net assets(4):
Before expense reimbursement/waiver	4.05%	5.05%	11.70%
After expense reimbursement/waiver	1.85%	1.85%	1.85%
Ratio of net investment income (loss)
to average net assets(4):
Before expense reimbursement/waiver	(2.02)%	(3.20)%	(10.41)%
After expense reimbursement/waiver	0.18%	0.00%	(0.56)%
Portfolio turnover rate(3)	31%	27%	19%

(1)	Inception date of the Fund was October 31, 2012.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited)
March 31, 2015

1.	ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bushido Capital Long/Short Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve long-term growth of capital. The Fund commenced operations on October 31, 2012.  The Fund currently offers two classes of shares, the Investor Class and Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and 0.10% shareholder service fee.  As of March 31, 2015, the Institutional Class shares were not yet available.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

Options Transactions – The Fund may use certain options (both traded on an exchange and over-the-counter) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a particular portfolio security, to create a synthetic money market position, for certain tax-related purposes and to close out previously established options. The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.  See Note 3 for information related to option activity during the period.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  DERIVATIVE TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures contracts and options on futures contracts and other derivative securities. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

4.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, Exchange Traded Funds (“ETFs”) and real estate investment trusts (“REITS”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.  Exchange traded options that are valued at the composite price are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,847,467	$—	$—	$3,847,467
Corporate Bonds	—	1,755,703	—	1,755,703
Municipal Bonds	—	450,562	—	450,562
Exchange Traded Funds	2,814,179	—	—	2,814,179
Short-Term Investment	633,486	—	—	633,486
Total Investments	$7,295,132	$2,206,265	$—	$9,501,397

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(92,739)	$—	$—	$(92,739)
Exchange Traded Funds	(902,721)	—	—	(902,721)
Total Securities Sold Short	$(995,460)	$—	$—	$(995,460)

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Bushido Capital Partners, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses,  leverage, dividend and interest expense on short positions, brokerage commissions,  interest, taxes and extraordinary expenses) for the Fund do not exceed 1.85% of the Fund’s average daily net assets of the Investor Class, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least May 31, 2016.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
9/30/2016	$205,176
9/30/2017	$204,978
9/30/2018	$ 98,106

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund;

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended March 31, 2015 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

6.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2015, the Investor Class incurred expenses of $11,144 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2015, the Fund incurred $4,457 in shareholder servicing fees under the Agreement.

7.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Shares sold	131,355	453,005
Shares issued to holders
in reinvestment of dividends	20,810	251
Shares redeemed	(16,755)	(1,792)
Net increase	135,410	451,464

Bushido Capital Long/Short Fund

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2015

8.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended March 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$3,348,090	$2,600,545

9.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at September 30, 2014, the fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$734,251	$(517,164)	$217,087	$8,498,451

At September 30, 2014, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Gains	Appreciation	Earnings
$8,659	$117,366	$45,958	$217,087	$389,070

As of September 30, 2014, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended September 30, 2014, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the period ended March 31, 2015, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$91,138	$130,906	$222,044

The tax character of distributions paid during the year ended September 30, 2014 were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$2,853	$—	$2,853

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

Bushido Capital Long/Short Fund

Additional Information (Unaudited)
March 31, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – BUSHIDO CAPITAL PARTNERS, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees present in person who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Bushido Capital Partners, LLC (“Bushido”) regarding the Bushido Capital Long/Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2015, the Trustees received and considered information from Bushido and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Bushido; (2) the cost of the services provided and the profits realized by Bushido from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Bushido resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Bushido, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Bushido set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that Bushido performs, investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Bushido provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Bushido on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted Bushido’s capitalization and the fact that it is affiliated with Marshfield Associates, Inc. (“Marshfield”), a registered investment adviser with $1.89 billion in assets under management.  The Trustees also noted that Marshfield has agreed to guarantee Bushido’s operating expense reimbursement obligations to the Fund, and noted Bushido’s commitment to renewing its reserve account

Bushido Capital Long/Short Fund

Additional Information (Unaudited) – Continued
March 31, 2015

arrangement as an added assurance of prompt payment of its obligations to the Fund.  The Trustees also took into account the resources that Marshfield continues to provide Bushido for the Fund’s benefit.  The Trustees also considered the investment philosophy of the portfolio manager and his experience managing assets with similar investment objectives to the Fund’s.  In addition, the Trustees considered the Fund’s performance (net of sales loads) through December 31, 2014, noting that while the Fund has underperformed its benchmarks since inception, the Fund had achieved positive returns during its limited operations, and further noting that it is difficult to make meaningful comparisons with short-term results.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Bushido provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that the Fund pays to Bushido under the Investment Advisory Agreement, as well as Bushido’s profitability from services that Bushido rendered to the Fund during the 12 month period ended June 30, 2014.  In that regard, the Trustees noted that Bushido subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 and shareholder servicing fees payable by the Fund.  The Trustees further noted that the management fees and performance incentive fees that Bushido charges to the private investment fund that it manages with a similar strategy to that of the Fund are, in aggregate, generally comparable on a long term basis to the advisory fee paid by the Fund, but also recognized that there may be short term deviations because of the different fee structures.  The Trustees also considered that Bushido had contractually agreed reduce its management fees and, if necessary, reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that Bushido’s service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds within its Morningstar benchmark category.  The Trustees noted that the Fund’s management fee was slightly higher than the average but the same as the median management fees reported for the benchmark category.  They also considered that the total expenses of the Fund (after waivers and expense reimbursements) were higher than the average total expenses reported for the benchmark category, but that the average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Bushido’s advisory fee continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that Bushido had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees noted that Bushido does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that Rule 12b-1 fees may be paid to Bushido as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Bushido incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees concluded that Bushido will not receive any additional financial benefits from services rendered to the Fund.

Bushido Capital Long/Short Fund

Additional Information (Unaudited) – Continued
March 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-359-1515.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-359-1515.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-359-1515, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

Bushido Capital Long/Short Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Bushido Capital Partners, LLC
21 DuPont Circle NW, Suite 500
Washington, D.C. 20036

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
 AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-359-1515.

BJ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     June 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     June 3, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     June 3, 2015

* Print the name and title of each signing officer under his or her signature.